WARRANTS FOR COMMON STOCK (Roll-Forward of Warrant Liabilitiy from Initial Valuation) (Details) (USD $)	9 Months Ended	11 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrant Liability [Line Items]
Fair value of warrant liability, beginning balance	$ 550,000	$ 3,061,750
Fair value of warrant liability	152,000
Gain as a result of change in fair value		(2,511,750)
Fair value, ending balance	653,933	550,000
Upon partial conversion of December 16, 2011 Notes [Member]
Warrant Liability [Line Items]
Fair value, ending balance		152,100
Upon issuance - May 15, 2012 [Member]
Warrant Liability [Line Items]
Fair value, ending balance		1,841,000
Upon maturity of August 9, 2012 Notes [Member]
Warrant Liability [Line Items]
Gain as a result of change in fair value	(1,981,917)
Fair value, ending balance	$ 92,750